Income tax	12 Months Ended
Dec. 31, 2024
Income taxes paid (refund) [abstract]
Income tax	Income tax
The income tax rate applicable to the Company is the French corporate income tax rate, i.e. 25% for the years ended December 31,
2022, 2023 and 2024.
The income tax rates applicable to the Subsidiary are the federal income tax rate of 21% and the State income tax rates of 4.35% and
5.36%, i.e. a total of 25.35% and 26.36% for the years ended December 31, 2023 and 2024 respectively.

(In thousands of euros, except percentage)	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Loss before tax	(60,740)	(147,740)	(176,242)
Statutory French tax rates	25.00%	25.00%	25.00%
Nominal income tax using statutory French tax rate	15,185	36,935	44,061
Tax effect of:
Tax rates in foreign jurisdictions	—	—	—
Share-based payment	342	(2,045)	(5,056)
CIR	1,119	1,123	1,663
Transaction costs related to capital increase	820	3,073	(112)
Decrease / (increase) in derivatives fair value and other	895	748	(207)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(18,169)	(39,612)	(40,399)
Other	(192)	(222)	49
Effective income tax (loss)	—	—	—

(In thousands of euros)
DEFERRED TAX ASSETS AND LIABILITIES BY NATURE	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Retirement benefit obligation	152	157	189
Leases	—	135	591
Other financial liabilities	198	351	1,678
Tax losses carryforward	77,207	114,946	152,372
Other items	—	417	886
Deferred tax assets	77,558	116,006	155,715
Subsidies	50	24	12
Leases	—	124	485
Other financial liabilities	1,377	285	1,075
Other items	—	10	12
Deferred tax liabilities	1,427	444	1,584
Deferred tax assets, net	76,130	115,562	154,131
Unrecognized deferred tax assets	(76,130)	(115,562)	(154,131)
Total deferred taxes, net recognized in the statement of financial position	—	—	—
The Group incurred tax losses in the reporting periods ended December 31, 2022, 2023 and 2024. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Group’s business, the Group has not recognized deferred tax assets beyond deferred tax liabilities arising within the same taxable entity under the same taxable regime and with consistent timing of reversal, after considering, if applicable, limitations in the use of deductible tax losses carried forward from prior periods applicable under tax laws in France and in the U.S..
The accumulated tax loss carry forwards for the Company amount to €308,829 thousand, €459,752 thousand and €609,390 thousand as of December 31, 2022, 2023 and 2024, respectively, and do not have any expiration date.
The accumulated tax loss carry forwards for the U.S. Subsidiary consist of federal Net Operating Loss ("NOL") carry forwards and amount to €38 thousand and €112 thousand as of December 31, 2023 and 2024, respectively. They do not have any expiration date.